Cash flow information (Details) - GBP (£)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018		Jun. 30, 2017
Cash flow information
Profit before tax	£ 27,476,000	£ 25,833,000	[1]	£ 56,588,000	[1]
Depreciation	11,726,000	10,755,000		10,228,000
Impairment charge/(reversal)	1,124,000			(4,753,000)
Amortization	129,154,000	138,380,000		124,434,000
Profit on disposal of intangible assets	(25,799,000)	(18,119,000)		(10,926,000)
Net finance costs	22,509,000	18,038,000		24,277,000
(Profit)/loss on disposal of property, plant and equipment		(81,000)		43,000
Non-cash employee benefit expense - equity-settled share-based payments	699,000	2,915,000		2,187,000
Foreign exchange (gains)/losses on operating activities	(76,000)	994,000		2,646,000
Reclassified from hedging reserve	6,250,000	13,914,000		5,290,000
Changes in working capital:
Inventories	(714,000)	221,000		(711,000)
Prepayments	(2,168,000)	2,638,000		895,000
Contract assets - accrued revenue	(1,514,000)	(9,263,000)		12,198,000
Trade receivables	82,086,000	(64,492,000)		5,089,000
Other receivables	(1,081,000)	163,000		(657,000)
Contract liabilities - deferred revenue	5,903,000	(25,496,000)		18,576,000
Trade and other payables	8,034,000	23,204,000		6,355,000
Cash generated from operations	263,609,000	119,604,000		251,759,000
Adjustments for:
Increase/(decrease) in changes to trade receivables	7,971,000	18,374,000		(3,224,000)
Increase/(decrease) in changes in trade and other payables	£ (70,732,000)	£ 74,088,000		£ (26,428,000)

[1]	Comparative amounts have been restated—see note 33 for further details.